BORROWINGS - Summary of Composition of Borrowings (Details) $ in Millions, $ in Millions	Jun. 30, 2022 USD ($) year	Jun. 30, 2022 CAD ($) year	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) year
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 23,415			$ 21,529
Add: Unamortized premiums	3			3
Less: Current portion	$ (440)			$ 0
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.90%	3.90%		3.90%
Term (years) | year	12	12		13
Carrying value	$ 2,116			$ 2,156
Estimated fair value	$ 1,917			$ 2,334
Medium Term Notes | Series 4 (C$150)
Disclosure of detailed information about borrowings [line items]
Face amount		$ 150
Interest rate (%)	5.80%	5.80%		5.80%
Term (years) | year	14	14		15
Carrying value	$ 116			$ 118
Estimated fair value	$ 122			$ 154
Medium Term Notes | Series 9 (C$400)
Disclosure of detailed information about borrowings [line items]
Face amount		$ 400
Interest rate (%)	3.80%	3.80%		3.80%
Term (years) | year	3	3		3
Carrying value	$ 311			$ 317
Estimated fair value	$ 305			$ 334
Medium Term Notes | Series 10 (C$500)
Disclosure of detailed information about borrowings [line items]
Face amount		$ 500
Interest rate (%)	3.60%	3.60%		3.60%
Term (years) | year	5	5		5
Carrying value	$ 388			$ 396
Estimated fair value	$ 373			$ 421
Medium Term Notes | Series 11 (C$475)
Disclosure of detailed information about borrowings [line items]
Face amount		$ 475
Interest rate (%)	4.30%	4.30%		4.30%
Term (years) | year	7	7		7
Carrying value	$ 369			$ 376
Estimated fair value	$ 357			$ 419
Medium Term Notes | Series 12 (C$475)
Disclosure of detailed information about borrowings [line items]
Face amount		$ 475
Interest rate (%)	3.40%	3.40%		3.40%
Term (years) | year	8	8		8
Carrying value	$ 369			$ 376
Estimated fair value	$ 333			$ 399
Medium Term Notes | Series 13 (C$300)
Disclosure of detailed information about borrowings [line items]
Face amount		$ 300
Interest rate (%)	4.30%	4.30%		4.30%
Term (years) | year	27	27		28
Carrying value	$ 233			$ 237
Estimated fair value	$ 196			$ 275
Medium Term Notes | Series 14 (C$425)
Disclosure of detailed information about borrowings [line items]
Face amount		$ 425
Interest rate (%)	3.30%	3.30%		3.30%
Term (years) | year	28	28		29
Carrying value	$ 330			$ 336
Estimated fair value	$ 231			$ 332
Credit facilities
Disclosure of detailed information about borrowings [line items]
Term (years) | year	4	4		5
Carrying value	$ 0			$ 0
Estimated fair value	$ 0			0
Commercial paper
Disclosure of detailed information about borrowings [line items]
Face amount			$ 1,000	500
Interest rate (%)	2.20%	2.20%
Carrying value	$ 440			0
Estimated fair value	440			0
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Carrying value	2,556			2,156
Estimated fair value	2,357			2,334
Less: Unamortized financing fees	(9)			(10)
Less: Current portion	(440)			0
Borrowings	$ 2,110			$ 2,149